RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
18.	RELATED PARTY BALANCES AND TRANSACTIONS

The consolidated financial statements include the financial statements of the Company and the subsidiaries listed in the following table:

	Place of incorporation / registration and operations	Nominal value of issued ordinary / registered share capital (CNY)	Percentage of equity attributable to the Company		Principal activities
Name			Direct	Indirect
China Coal Mining Investment Limited	Hong Kong	—	100	—	Investment holding
FMH Corporate Services Inc.	United States	—	100	—	Dormant
Feishang Dayun Coal Mining Limited	Hong Kong	—	—	100	Investment holding
Feishang Mining Holdings Limited	British Virgin Islands	—	100	—	Investment holding
Feishang Yongfu Mining Limited	Hong Kong	—	—	100	Investment holding
Newhold Investments Limited	British Virgin Islands	—	100	—	Investment holding
Pineboom Investments Limited	British Virgin Islands	—	100	—	Investment holding
Shenzhen Feishang Management and Consulting Co., Limited (“Feishang Management”)	PRC/ Mainland China	10,000	—	100	Provision for management and consulting services to other companies in the Group
Silver Moon Technologies Limited	British Virgin Islands	1	80	—	Dormant
Sunwide Capital Limited	British Virgin Islands	—	100	—	Dormant
Yangpu Lianzhong Mining Co., Limited	PRC/ Mainland China	115,008	—	100	Investment holding
Yangpu Shuanghu Industrial Development Co., Limited	PRC/ Mainland China	1,000	—	100	Investment holding
Yunnan Feishang Mining Co., Limited	PRC/ Mainland China	50,000	—	100	Investment holding
Bayannaoer City Feishang Mining Company	PRC/ Mainland China	59,480	—	100	Exploration and development of Lead Mine

In addition to the transactions detailed elsewhere in the consolidated financial statements, the Group had the following transactions and balances with related parties:

(a)	Commercial transactions with related parties
		Year Ended December 31,
		2015	2016	2017	2017
		CNY	CNY	CNY	US$
	Notes
CHNR's share of office rental, rates and others to Anka Consultants Limited (“Anka”)	i	918	953	1,316	202
Sales of equipment to Wuhu Industrial	ii	—	—	1,056	162
Purchase of raw ore from Empressa Minera Jacha Uru S.A. (“Jacha Uru”)	iii	11	20	240	37

(i)	On September 1, 2013, the Company signed an office sharing agreement with Anka, a private Hong Kong company that is owned by certain directors of the Company. Pursuant to the agreement, the Company shared 119 square meters out of the total of 368 square meters of the office premises. On April 1, 2017, the Company signed an office sharing agreement with Anka which superseded all previously signed agreements between the parties, pursuant to which the Company shares 184 square meters of the total area of the office premises. The agreement also provides that the Company shares certain costs and expenses in connection with their use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka. In 2016, Anka’s lease with the unrelated landlord was extended for two years, from July 1, 2016 to June 30, 2018.

(ii)	On February 22, 2017, Wuhu Feishang signed an agreement with Wuhu Industrial, controlled by Mr. Li Feilie, to dispose of certain equipment with the carrying amount of CNY1.06 million (US$0.16 million). The disposal gain was CNY0.05 million (US$0.01 million).

(iii)	In 2015, 2016 and 2017, Antay Pacha purchased copper ores from Jacha Uru, a copper mine located in Bolivia and controlled by Feishang Hesheng until December 29, 2017.

(b)	Balances with related parties

The Group has payables with related parties, which are all unsecured and non-interest-bearing. Balances with related companies are summarized as follows:

	December 31,
	2016	2017	2017
	CNY	CNY	US$

Current:
Payable to related companies:
Jacha Uru (1)	1,298	—	—
Feishang Enterprise (2)	7,832	3,719	572
Feishang Hesheng (3)	11,877	10,028	1,541
	21,007	13,747	2,113
Payable to the Shareholder:
Feishang Group (4)	12,565	11,573	1,779

Feishang Enterprise, Feishang Group, Feishang Hesheng and Jacha Uru are controlled by Mr. Li Feilie, who is the beneficial shareholder of the Company.

(1)	Payable to Jacha Uru by Antay Pacha, for expenditure paid on behalf of Antay Pacha and the purchase of copper ores from Jacha Uru. The balance is repayable when funds are available.
(2)	Payable to Feishang Enterprise by Feishang Management and Wuhu Mining for the net amount of loans from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when funds are available.
(3)	Payable to Feishang Hesheng for the acquisition of Double Grow as well as the assumption of indebtedness due to Feishang Hesheng by Double Grow. The balance is unsecured and interest-free. The balance is repayable when funds are available.
(4)	Payable to Feishang Group for the acquisition of Feishang Anthracite. The balance is unsecured and interest-free. The balance is repayable when funds are available.

(c)	Compensation of key management personnel of the Group

	Year Ended December 31,
	2015	2016	2017	2017
	CNY	CNY	CNY	US$
	(Restated)	(Restated)

Wages, salaries and allowances	322	479	264	41
Housing subsidies	4	—	2	—
Contribution to pension plans	44	22	29	4
	370	501	295	45

The amounts disclosed in the table are the amounts recognized as expenses during the years related to key management personnel.